UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund, L.L.C.
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


           PAR                                                                                                     MARKET VALUE
 -----------------------------------------------------------------------------------------------------------------------------------
                       UNITED STATES OF AMERICA
                       ------------------------
                       INVESTMENTS IN SECURITIES (62.12%)
                       ----------------------------------
                       CORPORATE BONDS (25.79%)
                       ------------------------
                       APPLIANCES (1.15%)
        35,580,000     Fedders North America, Co. Guarnt., 9.875%, 03/01/14 (Callable 03/01/09 @ 104.94)           $  5,337,000
                                                                                                                   ------------
                       AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (6.26%)
         2,000,000     Delphi Auto Systems Corp., 6.55%, 06/15/09                                                     1,823,334
         5,000,000     Delphi Automotive Systems, 6.50%, 05/01/09                                                     4,575,000
        26,668,000     Holley Performance Prods., Inc., Sr. Notes, 12.50%, 09/15/09                                  22,667,800
                                                                                                                   ------------
                                                                                                                     29,066,134
                                                                                                                   ------------
                       CONTAINERS - PAPER/PLASTIC (5.02%)
        12,000,000     Pliant Corp, Sr. Sub. Notes, 18.00%, 07/15/12                                                 11,730,000
        13,000,000     Pliant Corp. Co. Guarnt., 11.125%, 09/01/09 (Callable 11/26/07 @ 105.56)                      11,591,671
                                                                                                                   ------------
                                                                                                                     23,321,671
                                                                                                                   ------------
                       ELECTRIC - INTEGRATED (1.92%)
        50,000,000     Northwestern Corp., 7.875%, 03/15/07 (a),(b)                                                   3,750,000
        69,000,000     Northwestern Corp., 8.75%, 03/15/12 (a),(b)                                                    5,175,000
                                                                                                                   ------------
                                                                                                                      8,925,000
                                                                                                                   ------------
                       FUNERAL SERVICES & RELATED ITEMS (0.00%)
         3,000,000     Loewen Group Intl., Inc., 7.20%, 04/15/01 (b)                                                         --
         2,000,000     Loewen Group Intl., Inc., 7.50%, 06/01/03 (b)                                                         --
                                                                                                                   ------------
                                                                                                                             --
                                                                                                                   ------------
                       INDEPENDENT POWER PRODUCTION (4.54%)
        19,000,000     Calpine Canada Ener Fin, Co. Guarnt., 8.50%, 05/01/08 (a),(b)                                 21,090,000
                                                                                                                   ------------
                       OIL COMPANIES - EXPLORATION & PRODUCTION (4.08%)
        19,549,000     Transmeridian Exploration, Inc., 12.00%, 12/15/10 (Callable 12/15/08 @ 106.00)                18,962,530
                                                                                                                   ------------
                       SATELLITE TELECOMMUNICATIONS (0.19%)
         6,571,000     ICG Services Inc., Sr. Disc. Notes, 10.00%, 02/15/08 (a),(b)                                          --
         3,333,000     ICG Services Inc., Sr. Disc. Notes, 9.875%, 05/01/08 (a),(b)                                          --
         6,809,000     Iridium, L.L.C./Capital Corp., Series A, Co. Guarnt., 13.00%, 07/15/05 (a),(b)                   204,270
        12,525,000     Iridium, L.L.C./Capital Corp., Series B, Co. Guarnt., 14.00%, 07/15/05 (a),(b)                   375,750
         5,300,000     Iridium, L.L.C./Capital Corp., Series C/En, Co. Guarnt., 11.25%, 07/15/05 (a),(b)                159,000
         4,850,000     Iridium, L.L.C./Capital Corp., Series D, Co. Guarnt., 10.875%, 07/15/05 (a),(b)                  145,500
                                                                                                                   ------------
                                                                                                                        884,520
                                                                                                                   ------------



                                                                                                                                   1


                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


           PAR                                                                                                     MARKET VALUE
 -----------------------------------------------------------------------------------------------------------------------------------
                       CORPORATE BONDS (CONTINUED)
                       ---------------------------
                       TELEPHONE - INTEGRATED (2.63%)
        18,000,000     Primus Telecomm Group, Sr. Notes, 8.00%, 01/15/14 (Callable 01/15/09 @ 104.00)              $ 12,240,000
                                                                                                                   ------------
                       TOTAL CORPORATE BONDS (Cost $133,981,183)                                                    119,826,855
                                                                                                                   ------------
                       BANK LOANS (5.78%)
                       ------------------
        10,405,406     Collins & Aikman Products Co., Revolver, 0.00%, 08/31/09                                       4,604,392
         6,208,946     Collins & Aikman Products Co., Supplemental Revolving Credit Facility, 0.00%, 08/31/09         2,747,459
        12,051,753     Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11                                  5,332,901
        15,119,709     Galey & Lord Term Loan Facility, 0.00%, 07/31/09                                                 491,390
        17,500,000     Le Nature's Inc., Term B Loan, 0.00%, 01/01/11                                                 9,125,000
        12,028,197     Pasminco Bilateral Facilities Claim, 0.00%,                                                    1,157,714
        10,000,000     Pasminco Finance Original Claim Usd Loan, 0.00%, 01/16/00                                        962,500
         4,000,000     Pasminco Finance, Ltd., Frn Euroclear, 0.00%, 02/10/03                                           385,000
         5,937,349     Pasminco Pirie Silver Pty. Ltd. Claim, 0.00%, 07/15/04                                           571,470
         1,600,000     Pasminco Syndicated Loan Facility Claim, 0.00%, 09/03/07                                         154,000
        14,024,063     Pasminco Transferable Loan Facility Claim, 0.00%, 12/17/02                                     1,349,816
                                                                                                                   ------------
                       TOTAL BANK LOANS (Cost $27,008,916)                                                           26,881,642
                                                                                                                   ------------

         SHARES
      ------------
                       COMMON STOCK (26.11%)
                       ---------------------
                       AUTOMOTIVE (PARTS & EQUIPMENT) (0.45%)
         3,411,889     Wagon p.l.c.                                                                                   2,068,001
                                                                                                                   ------------
                       BUILDING MAINTENANCE & SERVICE (2.84%)
           515,456     Integrated Electrical Services, Inc.                                                          13,200,828
                                                                                                                   ------------
                       CABLE TELEVISION (3.69%)
         1,026,177     Knology, Inc. (b)                                                                             17,167,941
                                                                                                                   ------------
                       CONTAINERS - PAPER/PLASTIC (0.00%)
             3,984     Pliant Corp.                                                                                          --
                                                                                                                   ------------
                       DISTRIBUTION/WHOLESALE (2.45%)
           323,765     Core-Mark Holding Co., Inc.                                                                   11,406,241
                                                                                                                   ------------
                       ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.43%)
         1,819,039     ZiLOG, Inc. (b)                                                                                6,621,302
                                                                                                                   ------------
                       INDEPENDENT POWER PRODUCTION (1.86%)
            25,000     Boston Generating L.L.C.                                                                       8,625,000
                                                                                                                   ------------
                       METAL - ALUMINUM (4.63%)
            86,300     Ormet Corp.                                                                                    1,639,700



                                                                                                                                   2


                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


         SHARES                                                                                                    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       COMMON STOCK (CONTINUED)
                       ------------------------
                       METAL - ALUMINUM (CONTINUED)
         1,075,000     Ormet Corp. *                                                                               $ 19,887,500
                                                                                                                   ------------
                                                                                                                     21,527,200
                                                                                                                   ------------
                       OIL - FIELD SERVICES (6.34%)
         6,392,255     Northern Offshore Ltd.                                                                        29,472,323
                                                                                                                   ------------
                       TELECOM
            50,000     Abovenet, Inc.                                                                                 3,975,000
                                                                                                                   ------------
                       TEXTILE - APPAREL (0.00%)
         1,013,596     Galey & Lord                                                                                          --
                                                                                                                   ------------
                       WIRELESS EQUIPMENT (1.56%)
           431,001     USA Mobility, Inc.                                                                             7,270,987
                                                                                                                   ------------
                       TOTAL COMMON STOCK (Cost $96,721,686)                                                        121,334,823
                                                                                                                   ------------
                       PREFERRED STOCKS (4.09%)
                       ------------------------
                       CONTAINERS - PAPER/PLASTIC (3.03%)
            35,212     Pliant Corp. Series AA                                                                        14,084,800
                                                                                                                   ------------
                       INDEPENDENT POWER PRODUCTION (1.06%)
           153,104     Entegra Holdings, L.L.C.                                                                       4,899,328
                                                                                                                   ------------
                       TOTAL PREFERRED STOCKS (Cost $15,758,285)                                                     18,984,128
                                                                                                                   ------------
                       WARRANTS (0.15%)
                       ----------------
                       AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.00%)
           277,487     Khpp Holdings, Inc.                                                                                   --
                                                                                                                   ------------
                       INDEPENDENT POWER PRODUCTION (0.15%)
             1,572     Machgen                                                                                          707,400
                                                                                                                   ------------
                       TOTAL WARRANTS (Cost $310,731)                                                                   707,400
                                                                                                                   ------------

       NUMBER OF
       CONTRACTS
      ------------
                       PUT OPTIONS (0.20%)
                       -------------------
                       STOCK INDEX (0.20%)
             5,000     Ishares Russell 2000, 12/31/07, $75, 12/31/07                                                    925,000
                                                                                                                   ------------
                       TOTAL PUT OPTIONS (Cost $2,010,000)                                                              925,000
                                                                                                                   ------------
                       INVESTMENTS IN SECURITIES (Cost $275,790,801)                                                288,659,848
                                                                                                                   ------------
                       SECURITIES SOLD, NOT YET PURCHASED ((2.69)%)
                       --------------------------------------------
                       COMMON STOCK SOLD, NOT YET PURCHASED ((1.13)%)
                       ----------------------------------------------
                       FINANCIAL SERVICES
          (300,000)    Americredit Corp.                                                                             (5,274,000)
                                                                                                                   ------------
                       TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(5,220,380))                                (5,274,000)
                                                                                                                   ------------



                                                                                                                                   3


                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


           PAR                                                                                                     MARKET VALUE
 -----------------------------------------------------------------------------------------------------------------------------------
                       CORPORATE BONDS SOLD, NOT YET PURCHASED ((1.55)%)
                       -------------------------------------------------
                       MEDICAL - HOSPITALS ((0.91)%)
        (4,000,000)    Medcath Holdings Corp., Sr. Notes, 9.875%, 07/15/12 (Callable 07/15/08 @ 104.94)            $ (4,240,000)
                                                                                                                   ------------
                       RETAIL - AUTOMOBILE ((0.64)%)
        (3,000,000)    Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.625%, 08/15/13
                       (Callable 08/15/08 @ 104.31) (b)                                                              (2,970,000)
                                                                                                                   ------------
                       TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost $(7,057,407))                             (7,210,000)
                                                                                                                   ------------
                       SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(12,277,787))                                  (12,484,000)
                                                                                                                   ------------
                       DERIVATIVE CONTRACTS
                       --------------------
                       CREDIT DEFAULT SWAPS ((0.51)%)
                             Purchase Contracts                                                                      (2,389,230)
                                                                                                                   ------------
                       TOTAL CREDIT DEFAULT SWAPS                                                                    (2,389,230)
                                                                                                                   ------------
                       TOTAL DERIVATIVE CONTRACTS - net                                                              (2,389,230)
                                                                                                                   ------------
         TOTAL INVESTMENTS IN SECURITIES -- 58.92%                                                                  273,786,618
                                                                                                                   ------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 41.08%                                                      190,881,513
                                                                                                                   ------------
         TOTAL NET ASSETS -- 100.00%                                                                               $464,668,131
                                                                                                                   ============

*    Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned amounted to $19,887,500 which represented 4.28% of net assets at September 30, 2007.
(a)  Security is in default.
(b)  Non-income producing security






                                                                                                                                   4

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


CREDIT SWAPS

                                                   INTEREST       MATURITY      NOTIONAL      UNREALIZED    UNREALIZED      % OF NET
SWAP COUNTERPARTY & REFERENCED OBLIGATION          RATE           DATE          AMOUNT        GAIN          LOSS            ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BUY CONTRACTS
BEAR STEARNS
     Equifax, Inc, 6.90%, 07/01/28                 0.70           10/10/07      10,000,000    $    -        $    (2,398)    (0.00%)
JP MORGAN
     The Sherwin-Williams Co., 7.375%, 02/01/27    0.67           03/20/11      10,000,000         -           (159,982)    (0.03%)
MERRILL LYNCH
     Avnet, Inc., 8.00%, 11/15/06                  5.15           10/02/07       5,000,000         -             (2,769)    (0.00%)
     CDX HY8                                       2.75           12/20/07      75,000,000         -         (2,008,188)    (0.43%)
     CVS Corp., 5.63%, 03/15/06                    1.15           10/09/07       5,000,000         -             (1,645)    (0.00%)
     National Rural Utilities Cooperative Finance
     Corp., 5.75%, 11/01/08                        2.00           10/03/07       5,000,000         -             (1,333)    (0.00%)
     Textron, Inc., 6.38%, 11/15/08                1.48           10/10/07       5,000,000         -             (2,349)    (0.00%)
     Tyson Foods Inc., 8.25% 10/01/2011            1.20           03/20/11      10,000,000         -           (210,566)    (0.05%)
                                                                                              --------------------------------------
                                                                                              $    -        $(2,389,230)    (0.51%)
                                                                                              ======================================





                                                                                                                                   5

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


                                                        SEPTEMBER 30, 2007
INVESTMENTS IN SECURITIES-BY TYPE                  PERCENTAGE OF NET ASSETS (%)
---------------------------------                  ----------------------------
CORPORATE BONDS                                                25.79
COMMON STOCK                                                   26.11
BANK LOANS                                                      5.78
PREFERRED STOCKS                                                4.09
WARRANTS                                                        0.15
SHORT BONDS                                                    (1.55)
SHORT STOCKS                                                   (1.13)
OPTIONS                                                         (.20)

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Willow Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date                       November 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer

Date                       November 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date                       November 27, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.